Share-Based Compensation - Activity Related to Stock Options (Detail) - Stock Option Awards - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Number of shares
Balance at beginning of the period (in shares)	721,538	813,777	867,682
Granted (in shares)	80,557	160,624	82,001
Exercised (in shares)	(85,221)	(196,769)	(119,917)
Forfeited or expired (in shares)	(30,508)	(56,094)	(15,989)
Balance at end of the period (in shares)	686,366	721,538	813,777
Exercisable at period end (in shares)	455,010	415,376	546,842
Weighted Average Exercise Price
Balance at beginning of the period (in usd per share)	$ 55.38	$ 56.99	$ 55.92
Granted (in usd per share)	84.78	48.65	62.50
Exercised (in usd per share)	55.45	55.39	51.71
Forfeited or expired (in usd per share)	68.46	59.49	66.52
Balance at end of the period (in usd per share)	58.24	55.38	56.99
Exercisable at period end (in usd per share)	$ 55.77	$ 56.66	$ 56.54
Aggregate Intrinsic Value (Dollars in thousands)
Exercised	$ 2,098	$ 3,597	$ 1,516
Balance at end of period	13,767
Exercisable at period end	$ 9,891
Weighted Average Remaining Contract Life (in years)
Weighted average remaining contract life at period end	5 years 7 months 10 days
Exercisable at period end	4 years 4 months 24 days